Stock-Based Compensation - Payroll Reduction Program (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance	11,137,824	11,005,115	11,137,824		11,137,824
Stock based compensation expense		$ 16,835		$ 672	$ 11,296	$ 35,972
Cost not recognized	$ 5,245		$ 5,245		$ 5,245
Restricted stock units
Number of Restricted Stock Awards
Beginning Balance		2,415,140
Canceled					(35,578)
Ending Balance	2,415,140		2,415,140		2,415,140
Weighted Average Fair Value
Beginning balance		$ 3.64
Granted					$ 3.69
Canceled					3.44
Ending balance	$ 3.64		$ 3.64		$ 3.64
Employee awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense		$ 2,529		$ 672	$ 9,680	$ 2,740
Employee awards | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reduced cash payroll costs					$ 3,979
Shares reserved for issuance	2,356,045		2,356,045		2,356,045
Shares issued					2,356,045
Stock based compensation expense	$ 6,506	1,105	$ 6,506
Cost not recognized	$ 1,605	$ 500	$ 1,605		$ 1,605